U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

June 27 2014

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Compass EMP Funds Trust (the “Trust”)
File Nos.: 333-181176 & 811-22696

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 24 to the Company’s Registration Statement on Form N-1A.

Please direct any inquiries regarding this filing to me at (414) 765-5586. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For US Bancorp Fund Services, LLC
As Administrator for Compass EMP Funds Trust